Trade and other receivables (Details) - ZAR (R) R in Millions	Jun. 30, 2020	Jun. 30, 2019
Trade and other receivables
Trade and other receivables	R 22,066	R 25,611
Duties recoverable from customers	366	467
Prepaid expenses and other	1,605	1,425
Value added tax	1,060	1,075
Total trade and other current receivables	25,097	28,578
Cost
Trade and other receivables
Trade receivables	18,247	23,237
Other receivables	4,310	2,760
Related party receivables - equity accounted investments	215	67
Impairment
Trade and other receivables
Trade and other receivables	R (706)	R (453)